TRADE AND OTHER PAYABLES - Disclosure of aged analysis of the trade and other payables (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Trade And Other Payables [Abstract]
Total Accounts Payable	$ 2,053,426	$ 1,531,901
Accrued Liabilities	580,485	955,431
Total Trade and Other Payables	$ 2,633,911	$ 2,487,332